UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02328

Boulder Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1 – Schedule of Investments.

PORTFOLIO OF INVESTMENTS	BOULDER GROWTH & INCOME FUND, INC.
August 31, 2010 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 88.2%
DOMESTIC COMMON STOCKS 66.0%
Coal 0.2%
21,000	Penn Virginia Resource Partners L.P.	$470,610

Commercial Services 0.3%
40,000	CoreLogic, Inc.	690,800

Construction Machinery 0.6%
20,000	Caterpillar, Inc.	1,303,200

Cosmetics/Personal Care 0.9%
30,000	The Procter & Gamble Co.	1,790,100

Diversified 27.9%
466	Berkshire Hathaway, Inc., Class A*	55,302,550
25,000	Berkshire Hathaway, Inc., Class B*	1,969,500

		57,272,050
Diversified Financial Services 0.9%
35,000	American Express Co.	1,395,450
4,300	Franklin Resources, Inc.	414,993

		1,810,443
Electric Utilities 5.4%
38,500	Allegheny Energy, Inc.	868,175
12,000	Allete, Inc.	426,840
15,000	Alliant Energy Corp.	525,300
13,000	American Electric Power Co., Inc.	460,330
33,500	Black Hills Corp.	1,019,405
22,000	The Empire District Electric Co.	431,640
150,000	Great Plains Energy, Inc.	2,773,500
8,000	NextEra Energy, Inc.	429,840
13,000	NSTAR	494,390
11,700	OGE Energy Corp.	456,885
18,000	PPL Corp.	488,880
11,000	Progress Energy, Inc.	472,010
12,000	SCANA Corp.	468,360
13,000	Southern Co.	476,970
28,000	TECO Energy, Inc.	472,640
15,200	UIL Holdings Corp.	402,648
20,000	Westar Energy, Inc.	479,400

		11,147,213
Gas 1.9%
11,000	AGL Resources, Inc.	403,700
14,000	Atmos Energy Corp.	396,200
31,000	CenterPoint Energy, Inc.	458,490
12,000	Inergy L.P.	446,880
13,000	The Laclede Group, Inc.	432,900
11,000	Nicor, Inc.	465,190
17,000	Piedmont Natural Gas Co., Inc.	463,760
17,000	Vectren Corp.	417,180
12,000	WGL Holdings, Inc.	423,240

		3,907,540
Healthcare Products & Services 7.9%
70,000	Becton Dickinson & Co.	4,773,300
200,000	Johnson & Johnson	11,404,000

		16,177,300
Insurance 0.6%
47,074	Fidelity National Financial, Inc.	683,044
40,000	First American Financial Corp.	593,200

		1,276,244

Manufacturing 0.5%
12,000	3M Co.	942,600

Oil & Gas 1.7%
65,000	ConocoPhillips	3,407,950

Pharmaceuticals 0.1%
17,000	Pfizer, Inc.	270,810

Pipelines 2.8%
29,300	Boardwalk Pipeline Partners L.P.	895,408
7,800	Buckeye Partners L.P.	476,268
17,800	El Paso Pipeline Partners L.P.	557,318
18,300	Energy Transfer Partners L.P.	836,127
27,200	Enterprise Products Partners L.P.	1,005,584
7,200	Kinder Morgan Energy Partners L.P.	482,472
10,300	Magellan Midstream Partners L.P.	499,138
10,300	Oneok, Inc.	441,973
8,200	Plains All American Pipeline L.P.	492,328

		5,686,616
Real Estate 0.2%
17,300	WP Carey & Co. LLC	489,590

Real Estate Investment Trusts (REITs) 1.3%
16,400	HCP, Inc.	577,608
11,481	Health Care REIT, Inc.	527,437
22,000	Healthcare Realty Trust, Inc.	515,020
14,450	Nationwide Health Properties, Inc.	555,891
16,300	Realty Income Corp.	531,217

		2,707,173
Registered Investment Companies (RICs) 5.9%
770,270	Cohen & Steers Infrastructure Fund, Inc.	11,122,699
4,625	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	76,313
20,267	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	348,592
27,988	RMR Asia Pacific Real Estate Fund	454,805

		12,002,409
Retail 6.1%
9,000	Suburban Propane Partners L.P.	444,780
240,000	Wal-Mart Stores, Inc.	12,033,600

		12,478,380
Tobacco Products 0.8%
45,000	Altria Group, Inc.	1,004,400
10,800	Philip Morris International, Inc.	555,552

		1,559,952
TOTAL DOMESTIC COMMON STOCKS (Cost $109,500,541)		135,390,980

FOREIGN COMMON STOCKS 14.1%
Australia 0.2%
983,610	ING Office Fund	525,073

Canada 0.8%
10,200	Bank of Nova Scotia	490,224
44,000	Brookfield Asset Management, Inc., Class A	1,132,236

		1,622,460
Germany 0.6%
18,000	RWE AG	1,177,707

Hong Kong 4.9%
185,000	Cheung Kong Holdings, Ltd.	2,328,330
10,500	Guoco Group, Ltd.	106,434
600,000	Hang Lung Properties, Ltd.	2,680,379
500,000	Henderson Investment, Ltd.	41,781
104,500	Henderson Land Development Co., Ltd.	639,460
152,000	Hutchison Whampoa Ltd.	1,123,574
1,500,000	Midland Holdings, Ltd.	1,195,565
650,000	Wheelock & Co., Ltd.	1,875,944

		9,991,467
Japan 0.1%

24	BLife Investment Corp.	124,842

Netherlands 3.2%
120,000	Heineken Holding NV	4,619,888
31,663	Heineken NV	1,418,016
20,000	Unilever NV	535,667

		6,573,571
New Zealand 1.6%
5,028,490	Kiwi Income Property Trust	3,366,118

Singapore 0.7%
906,666	Ascendas Real Estate Investment Trust	1,384,580

Switzerland 0.5%
19,049	Nestle SA	986,927

Turkey 0.0%(1)
57,183	Dogus Ge Gayrimenkul Yatirim Ortakligi A.S.*	42,689

United Kingdom 1.5%
25,000	Diageo PLC, Sponsored ADR	1,637,500
40,000	GlaxoSmithKline PLC, Sponsored ADR	1,496,000

		3,133,500
TOTAL FOREIGN COMMON STOCKS (Cost $25,339,379)		28,928,934

AUCTION PREFERRED SECURITIES 3.8%
228	Advent Claymore Global Convertible Securities & Income Fund, Series W(2)	4,987,500
100	Gabelli Dividend & Income Trust, Series B(2)	2,187,500
26	Neuberger Berman Real Estate Securities Income Fund, Series A(2)	568,750

TOTAL AUCTION PREFERRED SECURITIES (Cost $8,850,000)		7,743,750

FOREIGN GOVERNMENT BONDS 1.3%
$3,687,000
NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	2,644,526

TOTAL FOREIGN GOVERNMENT BONDS (Amortized Cost $2,760,199)		2,644,526

LIMITED PARTNERSHIPS 3.0%
5	Ithan Creek Partners, L.P.*(2)(3)	6,303,738

TOTAL LIMITED PARTNERSHIPS (Cost $5,000,000)		6,303,738

WARRANTS 0.0%(1)
20,900	Henderson Land Development Co. Ltd.,
	(expiring 06/01/2011, HKD 58.00)*	2,821

TOTAL WARRANTS (Cost $0)		2,821

TOTAL LONG TERM INVESTMENTS (Cost $151,450,119)		181,014,749

SHORT TERM INVESTMENTS 22.5%
DOMESTIC GOVERNMENT BONDS 10.7%
	United States Treasury Bills
$11,000,000	0.150% due 09/23/2010	10,998,992
11,000,000	0.155% due 09/16/2010	10,999,289

		21,998,281
TOTAL DOMESTIC GOVERNMENT BONDS (Amortized Cost $21,998,281)		21,998,281

MONEY MARKET FUNDS 11.8%
484,156	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class,
	7-Day Yield - 0.010%	484,156
23,590,000	JPMorgan Prime Money Market Fund,
	7-Day Yield - 0.200%	23,590,000

		24,074,156
TOTAL MONEY MARKET FUNDS (Cost $24,074,156)		24,074,156

TOTAL SHORT TERM INVESTMENTS (Cost $46,072,437)		46,072,437

TOTAL INVESTMENTS 110.7% (Cost $197,522,556)		227,087,186

OTHER ASSETS AND LIABILITIES -10.7%		(21,898,281)

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		205,188,905

AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE		(25,000,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$180,188,905

*	Non-income producing security.
(1)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.
(2)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market of fair valued securities as of August 31, 2010 is $14,047,488 or 6.85% of Total Net Assets Available to Common and Preferred Stock.

(3)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S.- Anonim Sirketi (Turkish: Joint Stock Company)

HKD- Hong Kong Dollar

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

August 31, 2010 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Boulder Growth & Income Fund’s (the “Fund”) common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) and follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. ASC 820 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

¡	Level 1—Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3. The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at fair value:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$135,390,980	$-	$-	$135,390,980
Foreign Common Stocks	28,928,934	-	-	28,928,934
Auction Preferred Securities	-	7,743,750	-	7,743,750

Foreign Government Bonds	-	2,644,526	-	2,644,526
Limited Partnerships	-	-	6,303,738	6,303,738
Warrants	-	2,821	-	2,821
Domestic Government Bonds	21,998,281	-	-	21,998,281
Money Market Funds	24,074,156	-	-	24,074,156
Total	$210,392,351	$10,391,097	$6,303,738	$227,087,186

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2009	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 8/31/2010
Foreign Common Stocks	$243	-	-	-	$(243)	$-
Limited Partnerships	6,213,812	-	89,926	-	-	6,303,738
Total	$6,214,055	$-	$89,926	$-	$(243)	$6,303,738

*	For detailed Industry descriptions, see the accompanying Portfolio of Investments.

Foreign Securities and Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

New Investment Policy: Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Restricted Securities: As of August 31, 2010, the Fund held securities that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be revalued under methods approved by the Board of Directors as reflecting fair value. The Fund may invest, without limit, in restricted securities.

Issuer Description	Acquisition Date	Cost	Market Value August 31, 2010	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares August 31, 2010
Ithan Creek Partners, L.P.	06/02/2008	$5,000,000	$6,303,738	3.0%

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On August 31, 2010, based on cost of $197,270,348 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $33,922,091 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,105,253, resulting in net unrealized appreciation of $29,816,838.

Note 3. Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2 - Controls and Procedures.

(a)		The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	October 28, 2010